YieldStreet Alternative Income Fund Inc.

Schedule of Investments

March 31, 2025 (Unaudited)

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
COMMERCIAL MORTGAGE BACKED SECURITIES - 3.59%
A10 Capital, LLC, Series 2023-GTWY(b)(c)	12.83%	1M SOFR + 8.50%	04/15/2040	$3,000,000	$2,960,040
A10 Capital, LLC, Series 2023-GTWY(b)(c)	11.58%	1M SOFR + 7.25%	04/15/2040	2,000,000	1,982,420
Total Commercial Mortgage Backed Securities					4,942,460

Total Commercial Mortgage Backed Securities (Cost $5,000,000)					4,942,460

COLLATERALIZED LOAN OBLIGATIONS - 21.03%
Ares XLI CLO, Ltd., Series 2021-41A(c)	11.30%	TSFR3M + 7.01%	04/15/2034	825,000	822,938
Dryden 65 CLO, Ltd., Series 2018-65A(c)	7.65%	TSFR3M + 3.36%	07/18/2030	1,500,000	1,505,030
Dryden 77 CLO, Ltd., Series 2021-77A(c)	10.42%	TSFR3M + 6.13%	05/20/2034	3,000,000	2,889,561
Galaxy XXII CLO, Ltd., Series 2024-22A(c)	11.04%	TSFR3M + 6.75%	04/16/2034	3,000,000	2,959,872
KKR CLO 28, Ltd., Series 2024-28A(c)	11.69%	TSFR3M + 7.40%	02/09/2035	1,000,000	1,001,532
KKR CLO 44, Ltd., Series 2023-44A(c)	12.51%	TSFR3M + 8.22%	01/20/2036	700,000	717,469
Madison Park Funding L, Ltd., Series 2021-50A(c)	7.30%	TSFR3M + 3.01%	04/19/2034	2,500,000	2,491,420
Madison Park Funding LII, Ltd., Series 2021-52A(c)	7.70%	TSFR3M + 3.41%	01/22/2035	950,000	945,250
Palmer Square CLO 2015-1, Ltd., Series 2021-1A(c)	11.05%	TSFR3M + 6.76%	05/21/2034	550,000	546,377
Southwick Park CLO LLC, Series 2021-4A(c)	7.50%	TSFR3M + 3.21%	07/20/2032	1,120,000	1,120,423
Venture XXVIII CLO, Ltd., Series 2017-28A(c)	8.55%	TSFR3M + 4.26%	07/20/2030	2,000,000	2,005,978
Apidos Clo Xxv, Series 2024-25A(c)	10.61%	TSFR3M + 6.32%	01/20/2037	2,500,000	2,504,888
Goldentree Loan Management US Clo 15, Ltd., Series 2023-15A(c)	8.69%	TSFR3M + 4.40%	10/20/2036	500,000	504,005
KKR CLO 41, Ltd., Series 2022-41A(c)	10.99%	TSFR3M + 6.70%	04/15/2035	500,000	492,622
MCF CLO VIII, Ltd., Series 2024-1A(c)	9.44%	TSFR3M + 5.15%	04/18/2036	2,000,000	2,049,322
OHA Credit Funding 15, Ltd., Series 2023-15A(c)	9.29%	TSFR3M + 5.00%	04/20/2035	800,000	801,563
Rockford Tower CLO 2021-1, Ltd., Series 2021-1A(c)	10.91%	TSFR3M + 6.62%	07/20/2034	1,000,000	990,625
RR 14, Ltd., Series 2021-14A(c)	10.70%	TSFR3M + 6.41%	04/15/2036	1,000,000	986,148
Venture 38 CLO, Ltd., Series 2025-38A(c)	8.24%	TSFR3M + 3.95%	07/30/2032	1,000,000	999,752
Venture 43 CLO, Ltd., Series 2021-43A(c)	11.70%	TSFR3M + 7.41%	04/15/2034	3,000,000	2,607,992

Total Collateralized Loan Obligations (Cost $29,273,120)					28,942,767

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
FIRST-LIEN SENIOR SECURED TERM LOANS - 30.36%
ART - 2.05%(b)
Colette Capital LLC(b)(c)	12.50%	N/A + –%	07/17/2026	$2,800,000	$2,822,759
Total Art					2,822,759

COMMERCIAL REAL ESTATE - 10.37%
Bridge - 3.83%(d)
Harrison Yards Project(b)(c)(f)	20.73%	1M SOFR + 16.40% Cash, 2.68% PIK (0.25% Floor) + –%	12/31/2025	4,000,000	5,271,400
Land - 4.72%
Edgewater(b)(c)	9.01%	1M SOFR + 4.68%	07/01/2025	5,000,000	5,005,955
MCG NJ-PA-FL Land(b)(c)	12.50%	N/A	12/18/2026	1,518,895	1,485,257
Retail - 1.82%
Avatar Financial Group(b)(c)	10.50%	1M SOFR (4.81% Floor) + 5.69%	05/14/2025	2,500,000	2,500,691
Total Commercial Real Estate					14,263,303

RESIDENTIAL REAL ESTATE - 11.45%
Multi-family - 11.45%
Invictus Real Estate Partners(b)(c)	17.46%	1M SOFR (0.10% Floor) + 13.13%	12/31/2025	3,032,750	3,233,459
Keystone - Villa Fifty2(b)(c)	7.74%	7.74%	06/01/2025	6,000,000	6,011,729
Merrick Parc(b)(c)	6.00%	1M SOFFR + 0.67% , (6.00% Floor)	05/30/2025	2,318,550	2,318,138
Urban Standard Capital, LLC(b)(c)	12.75%	PRIME + 5.25%	04/01/2025	3,823,477	4,216,164
Total Residential Real Estate					15,779,490

TRADE FINANCE - 6.49%
Coventry Life Insurance Portfolio(b)(c)(e)	12.75%	N/A	06/30/2027	5,231,586	5,317,780
Sucres et Desnrees(b)(c)	11.56%	3M SOFR + 7.21%	04/30/2026	1,673,827	1,677,449
UsinaCoruripe Acucar e Alcool(b)(c)	11.74%	SOFR3M + 7.39%	09/30/2025	1,938,302	1,938,302
Total Trade Finance					8,933,531

Total First-Lien Senior Secured Term Loans (Cost $40,444,410)					41,799,083

EQUITY - 8.45%
Consumer Loans - 8.45%
EH YS Purchaser I LLC(b)(c)(f)(g)	N/A	N/A	N/A	1,677,309	$1,414,980
Octane Lending Inc.(b)(c)(g)	N/A	N/A	N/A	4,990,737	4,846,958
Octane Lending Inc. ll(b)(c)(g)	N/A	N/A	N/A	5,271,289	5,370,598
Total Consumer Loans					11,632,536

Total Equity (Cost $11,940,450)					11,632,536

INVESTMENTS IN INVESTEE FUNDS - 13.74%
Asset Management - 5.14%
Blue Owl Credit Income Corp.(b)(c)	N/A	N/A	N/A	378,855	3,625,639
New Mountain Capital(b)(c)(e)	N/A	N/A	N/A	3,428,100	3,450,773
Total Asset Management					7,076,412

Consumer Loans - 2.08%
Lending Point(c)(f)(g)	N/A	N/A	N/A	4,774,833	2,866,182
Total Consumer Loans					2,866,182

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
Legal - 6.52%
9RPJ1 Partners, LP(c)(e)(f)(g)	N/A	N/A	N/A	$5,661,908	$5,613,607
BWA20C(c)(f)(g)	N/A	N/A	N/A	3,300,000	3,351,107
Total Legal					8,964,714

Total Investments in Investee Funds (Cost $15,413,471)					18,907,308

PREFERRED EQUITY - 14.61%
Aviation - 9.94%
YS AVN-AVT V LLC(b)(c)(g)(h)	N/A	N/A	N/A	11,542,862	13,680,203
Total Aviation					13,680,203

Residential Real Estate - 4.67%
Multi-family - 4.67%
Quadrant Finance Partners(b)(c)(g)(h)	N/A	N/A	N/A	1,829,663	1,903,352
YS PP REQ I Hines Park, LLC(b)(c)(f)(g)(i)	N/A	N/A	N/A	2,000,000	2,361,188
YS PP REQ II P Southgate Apartments, LLC(b)(c)(f)(g)(j)	N/A	N/A	N/A	2,000,000	2,170,290
Total Residential Real Estate					6,434,830

Total Preferred Equity (Cost $17,372,525)					20,115,033

	7-Day Yield	Shares
MONEY MARKET MUTUAL FUNDS - 4.69%(k)(l)
SEI Government Fund, Class F (SEOXX)	4.16%	6,455,978	$6,455,978
Total Money Market Mutual Funds (Cost $6,455,978)			6,455,978

Total Investments - 96.47% (Cost $125,899,954)			$132,795,165
Other Assets in Excess of Liabilities - 3.53%			4,852,165
Net Assets - 100.00%			$137,647,330

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US SOFR - 1 Month SOFR as of March 31, 2025 was 4.33%

3M US SOFR - 3 Month SOFR as of March 31, 2025 was 4.35%

TSFR3M - 3M CME TERM SOFR as of March 31, 2025 was 4.29%

PRIME - US Prime Rate as of March 31, 2025 was 7.50%

(a)	Floating or variable rate investment. The rate in effect as of March 31, 2025 is based on the reference rate, as described above, plus the displayed spread as of the securities' last reset date. The interest rate shown is the rate in effect as of period-end and changes periodically.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets (See Note 3).
(c)	Restricted Security; these securities may only be sold in transactions exempt from registration under the Securities Act of 1933.
(d)	Paid in kind security which may pay interest in additional par.
(e)	These investments have an unfunded commitment amount of $4,304,919 as of March 31, 2025.
(f)	Non-income producing security.
(g)	Affiliated Investment (See Note 5).
(h)	Investment held through tax consolidated subsidiary YS-HP-S JV Corp.
(i)	Investment held through tax consolidated subsidiary YS PP REQ I, LLC
(j)	Investment held through tax consolidated subsidiary YS PP REQ II P, LLC
(k)	To obtain a copy of the Fund's shareholder report, please go to the Securities and Exchange Commission's website.
(l)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2025.

Below is a summary of the fund transactions with its affiliates during the period ended March 31, 2025:

Affiliated Investments

Name of Issuer	Fair Value at December 31, 2024	Purchases	Sales	Return of capital	Paydown	Net Change in Unrealized Gains (Losses)	Net Realized Gains (Losses)	Fair Value at March 31, 2025	Dividend Income
YS PP REQ I Hines Park, LLC	$2,599,257	$-	$-	$-	$-	$(238,069)	$-	$2,361,188	$-
YS PP REQ II P Southgate Apartments, LLC	2,167,333	-	-	-	-	2,957	-	2,170,290	-
YS AVN-AVT V LLC	13,581,681	-	-	-	-	98,522	-	13,680,203	261,994
EH YS Purchaser I LLC	1,713,536	-	-	-	(372,236)	73,680	-	1,414,980	-
9RPJ1 Partners, LP	5,366,876	172,133	-	-	-	74,598	-	5,613,607	-
BWA20C	3,416,969	-	-	(29,585)	-	(36,277)	-	3,351,107	-
Lending Point	2,936,045	-	-	-	-	(69,863)	-	2,866,182	-
Octane	5,111,777	-	-	-	(316,862)	52,043	-	4,846,958	258,684
Octane II	5,775,416	-	-	-	(412,529)	7,711	-	5,370,598	276,240
Quadrant Finance Partners	1,888,707	-	-	-	-	14,645	-	1,903,352	59,464
	$44,557,597	$172,133	$-	$(29,585)	$(1,101,627)	$(20,053)	$-	$43,578,465	$856,382

YieldStreet Prism Fund Inc.

Notes to Quarterly Schedule of Investments

March 31, 2025 (Unaudited)

1. Restricted Securities: As of March 31, 2025, investments in securities included issuers that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of March 31, 2025, were as follows:

Name of Issuer	% of Net Assets	Acquisition Date	Shares/Par	Cost	Fair Value
9RPJ1 Partners, LP	4.09%	1/8/2021	5,661,908	$3,504,310	$5,613,607
A10 Capital, LLC, Series 2023-GTWY	1.44%	2/10/2023	2,000,000	2,000,000	1,982,420
A10 Capital, LLC, Series 2023-GTWY	2.15%	2/10/2023	3,000,000	3,000,000	2,960,040
Apidos Clo Xxv, Series 2024-25A	1.82%	2/5/2025	2,500,000	2,535,545	2,504,888
Ares XLI CLO, Ltd., Series 2021-41A	0.60%	5/8/2024	825,000	827,586	822,938
Avatar Financial Group	1.82%	11/14/2024	2,500,000	2,500,691	2,500,691
Blue Owl Credit Income Corp.	2.63%	1/18/2024	378,855	3,440,000	3,625,639
BWA20C	2.43%	6/17/2020	3,300,000	2,091,938	3,351,107
Colette Capital LLC	2.05%	7/21/2023	2,800,000	2,800,000	2,822,759
Coventry Life Insurance Portfolio	3.86%	2/14/2025	5,231,586	5,317,780	5,317,780
Dryden 65 CLO, Ltd., Series 2018-65A	1.09%	5/15/2024	1,500,000	1,496,673	1,505,030
Dryden 77 CLO, Ltd., Series 2021-77A	2.10%	11/20/2024	3,000,000	2,930,498	2,889,561
Edgewater	3.64%	5/2/2024	5,000,000	5,000,000	5,005,955
EH YS Purchaser I LLC	1.03%	12/8/2022	1,677,309	1,677,309	1,414,980
Galaxy XXII CLO, Ltd., Series 2024-22A	2.15%	9/17/2024	3,000,000	3,000,000	2,959,872
GoldenTree Loan Management US Clo 15, Ltd., Series 2023-15A	0.37%	3/18/2025	500,000	505,655	504,005
Harrison Yards Project	3.82%	8/22/2023	4,000,000	4,140,063	5,271,400
Invictus Real Estate Partners	2.35%	3/29/2022	3,032,750	3,361,934	3,233,459
Keystone - Villa Fifty2	4.37%	6/28/2023	6,000,000	6,000,000	6,011,729
KKR CLO 28, Ltd., Series 2024-28A	0.73%	5/15/2024	1,000,000	1,013,332	1,001,532
KKR CLO 41, Ltd., Series 2022-41A	0.36%	2/11/2025	500,000	501,241	492,622
KKR CLO 44, Ltd., Series 2023-44A	0.52%	12/11/2024	700,000	734,196	717,469
Lending Point	2.08%	9/22/2023	4,774,833	2,926,451	2,866,182
Madison Park Funding L, Ltd., Series 2021-50A	1.81%	10/2/2024	2,500,000	2,504,121	2,491,420
Madison Park Funding LII, Ltd., Series 2021-52A	0.69%	3/22/2024	950,000	946,630	945,250
MCF CLO VIII, Ltd., Series 2024-1A	1.49%	1/9/2025	2,000,000	2,059,301	2,049,322
MCG NJ-PA-FL Land	1.08%	1/9/2025	1,518,895	1,485,257	1,485,257
Merrick Parc	1.68%	1/31/2024	2,318,550	2,318,550	2,318,138
New Mountain Capital	2.51%	10/24/2024	3,428,100	3,450,772	3,450,773
Octane Lending Inc.	3.52%	12/22/2023	4,990,737	4,991,852	4,846,958
Octane Lending Inc. ll	3.90%	4/17/2024	5,271,289	5,271,289	5,370,598
OHA Credit Funding 15, Ltd., Series 2023-15A	0.58%	2/10/2025	800,000	805,951	801,563
Palmer Square CLO 2015-1, Ltd., Series 2021-1A	0.40%	11/12/2024	550,000	554,029	546,377
Quadrant Finance Partners	1.38%	9/29/2023	1,829,663	1,829,663	1,903,352
Rockford Tower CLO 2021-1, Ltd., Series 2021-1A	0.72%	1/21/2025	1,000,000	1,007,115	990,625
RR 14, Ltd., Series 2021-14A	0.72%	2/5/2025	1,000,000	1,004,279	986,148
Southwick Park CLO LLC, Series 2021-4A	0.81%	11/21/2024	1,120,000	1,122,536	1,120,423
Sucres et Desnrees	1.22%	7/3/2024	1,673,827	1,677,096	1,677,449
Urban Standard Capital, LLC	3.06%	3/11/2022	3,823,477	3,904,737	4,216,164
UsinaCoruripe Acucar e Alcool	1.41%	3/28/2024	1,938,302	1,938,302	1,938,302
Venture 38 CLO, Ltd., Series 2025-38A	0.73%	2/21/2025	1,000,000	1,000,000	999,752
Venture 43 CLO, Ltd., Series 2021-43A	1.88%	4/11/2024	3,000,000	2,773,483	2,607,992
Venture XXVIII CLO, Ltd., Series 2017-28A	1.46%	3/22/2024	2,000,000	1,950,949	2,005,978
YS AVN-AVT V LLC	9.93%	10/27/2022	11,542,862	11,542,862	13,680,203
YS PP REQ I Hines Park, LLC	1.71%	1/7/2021	2,000,000	2,000,000	2,361,188
YS PP REQ II P Southgate Apartments, LLC	1.58%	2/2/2021	2,000,000	2,000,000	2,170,290
Total	91.77%	–	–	$119,443,976	$126,339,187

2. Unfunded Commitments – The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market. At March 31, 2025, the Fund had unfunded commitments shown below:

Investment	Unfunded Commitments as of March 31, 2025
9RPJ1 Partners, LP	$1,510,224
New Mountain Capital	1,519,695
Coventry Life Insurance Portfolio	1,275,000